UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2014 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 94.9%

	Basic Materials - 9.5%
48,600	Innospec, Inc.	$2,075,220
32,397	LyondellBasell Industries NV - Class A	2,571,998
6,500	NewMarket Corp.	2,622,945
		7,270,163
	Communications - 15.6%
81,630	ARRIS Group, Inc. *	2,464,410
50,425	Knowles Corp. *	1,187,509
4,075	Liberty Broadband Corp. - Class A *	204,117
8,350	Liberty Broadband Corp. - Class C *	415,997
16,700	Liberty Media Corp. - Class A *	589,009
33,600	Liberty Media Corp. - Class C *	1,177,008
33,650	NeuStar, Inc. - Class A *	935,470
96,260	News Corporation - Class A *	1,510,319
12,520	Time Warner Cable, Inc. - Class A	1,903,791
25,630	Tribune Co. *	1,531,905
		11,919,535
	Consumer Cyclical - 9.4%
46,825	American Airlines Group, Inc.	2,511,225
2,885	AutoZone, Inc. *	1,786,132
27,795	Dollar Tree, Inc. *	1,956,212
28,905	Motorcar Parts of America, Inc. *	898,657
		7,152,226
	Consumer Non Cyclical - 10.1%
56,480	Alere, Inc. *	2,146,240
13,500	Alliance Data Systems Corp. *	3,861,675
32,100	Ascent Capital Group, Inc. - Class A *	1,699,053
		7,706,968
	Financial - 14.4%
39,925	American International Group, Inc.	2,236,199
123,940	FNFV Group *	1,950,815
1,976	Markel Corp. *	1,349,292
55,550	PRA Group, Inc. *	3,218,011
54,020	Voya Financial, Inc.	2,289,368
		11,043,685

	Industrial - 17.2%
16,163	Canadian Pacific Railway Ltd.	$3,114,449
33,460	EMCOR Group, Inc.	1,488,635
29,186	EnerSys	1,801,360
33,335	KLX, Inc. *	1,375,069
57,630	MasTec, Inc. *	1,303,014
20,091	Tyco International	881,191
30,653	WABCO Holdings, Inc. *	3,211,821
		13,175,539
	Technology - 18.7%
50,000	Cognizant Technology Solutions Corp. - Class A *	2,633,000
28,647	eBay, Inc. *	1,607,670
81,064	NCR Corp. *	2,362,205
37,720	Open Text Corp.	2,197,567
33,380	Oracle Corp.	1,501,099
69,190	Tessera Technologies, Inc.	2,474,234
30,535	Yahoo! Inc. *	1,542,323
		14,318,098

	TOTAL COMMON STOCKS (Cost $36,568,534)	72,586,214

	RIGHTS - 0.0%
	Liberty Broadband Corp. *
2,485	(Cost $10,499)	23,608

	SHORT-TERM INVESTMENT - 5.3%
	Fidelity Institutional Money Market Portfolio, 0.07%**
4,019,526	(Cost $4,019,526)	4,019,526

	Total Investments (Cost $40,598,559) - 100.2%	76,629,348

	Other Assets and Liabilities, Net (0.2)%	(121,187)

	TOTAL NET ASSETS - 100.0%	76,508,161

*	Non-income producing security.
**	Rate in effect as of December 31, 2014.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2014, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$72,586,214	$-	$-	$72,586,214
Rights	$23,608	-	-	$23,608
Short-Term Investment	4,019,526	-	-	4,019,526
Total Investments	$76,629,348	$-	$-	$76,629,348

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Kirr, Marbach Partners Value Fund

Cost of investments	$40,598,559

Gross unrealized appreciation	36,754,568
Gross unrealized depreciation	(723,779)
Net unrealized appreciation / (depreciation)	$36,030,789

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                           Mark Foster, President

Date  February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                              Mark Foster, President

Date  February 20, 2015

By (Signature and Title)* /s/ Mickey Kim
                                              Mickey Kim, Treasurer

Date  February 20, 2015